Net Loss Per Share	6 Months Ended
Jun. 30, 2021
Net Loss Per Share
Net Loss Per Share

13. Net Loss Per Share

Net loss per share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the six months ended June 30, 2020 and 2021:

	For the six months ended June 30,
	2020	2021
	US$	US$

Numerator:
Net loss—basic and diluted	(6,619,139)	(12,134,310)
Deemed dividend in relation to convertible notes	—	(1,368,866)
Net loss attributable to ordinary shareholders	(6,619,139)	(13,503,176)
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	3,094,780,922	3,187,723,620
Diluted	3,094,780,922	3,187,723,620
Net loss earnings per share—basic and diluted	(0.002)	(0.004)

13. Net Loss Per Share (Continued)

As a result of the Group’s net loss for the six months ended June 30, 2020 and 2021, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive:

	For the six months ended June 30,
	2020	2021

Share options	261,092,616	324,679,357
Restricted shares units	29,108,747	32,252,454
Shares of convertible notes	—	208,927,671
Total	290,201,363	565,859,482